Share Capital - Summary of Stock Option Activity (Details) (10-K) (Parenthetical) - $ / shares			12 Months Ended
	Sep. 04, 2018	Nov. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Per share			$ 0.01	$ 0.01	$ 0.01
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split			1:15 Reverse Split	1:15 Reverse Split